Provisions and Other Non-Current Liabilities - Summary of Provisions and Other Non-Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Net defined benefit plan obligations	$ 708	$ 984
Deferred compensation and employee incentives	128	159
Provisions	128	124
Uncertain tax positions	223	337
Other non-current liabilities	81	136
Total provisions and other non-current liabilities	$ 1,268	$ 1,740